Components of accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2025
Components Of Accumulated Other Comprehensive Loss
Schedule of analysis of other comprehensive income

	Remeasurements of employee benefits		Derivative financial instruments		Exchange differences on the translation of foreign operations		Total
Other comprehensive loss:
Net balances as of December 31, 2023	US$	(622)	US$	(922)	US$	(143,904)	US$	(145,448)
Comprehensive loss of the year		(130)		(394)		(3,879)		(4,403)
Benefit due to deferred income tax		39		118		—		157
Net balances as of December 31, 2024		(713)		(1,198)		(147,783)		(149,694)
Comprehensive loss (income) of the year		(1,272)		415		3,543		2,686
Benefit (expense) due to deferred income tax		382		(124)		—		258
Net balances as of December 31, 2025	US$	(1,603)	US$	(907)	US$	(144,240)	US$	(146,750)

Schedule of components of other comprehensive (loss) income

	2025		2024		2023
Derivative financial instruments:
Jet fuel Asian call options contracts	US$	280	US$	(307)	US$	—
T-Locks		25		(117)		—
Interest rate Cap		110		30		(1,175)
Total	US$	415	US$	(394)	US$	(1,175)